Newbuildings (Tables)	9 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Newbuildings

(In US$ millions)	September 30, 2013	December 31, 2012

Opening balance at the beginning of the period	$112.0	$788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	(131.4)	(821.6)
Closing balance at the end of the period	—	$112.0